Concentration of Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 HKD ($)
Concentration of Risk (Details) [Line Items]
Credit risk financial instruments	¥ 172,514,000	$ 25,012	¥ 238,792,000
Deposit insurance (in Yuan Renminbi) | ¥	¥ 500,000
Bank deposits (in Dollars) | $					$ 500,000
Total revenue percentage	10%	10%	10%	10%
Number of vendors				1
Revenue [Member]
Concentration of Risk (Details) [Line Items]
Total revenue percentage	11.2%	11.2%
Number of customers	1	1
Purchases [Member]
Concentration of Risk (Details) [Line Items]
Number of vendors			1	3
Concentration risk, Percentage	10.00%	10.00%
Vendors [Member]
Concentration of Risk (Details) [Line Items]
Number of vendors			1
Vendors [Member] | Purchases [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage			19.60%	30.80%
Vendors [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage	10.00%	10.00%
Vendors One [Member] | Accounts Payable [Member] | Maximum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage			10.90%	13.10%
Vendors Two [Member] | Accounts Payable [Member] | Minimum [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage				10.40%
Vendors Three [Member] | Accounts Payable [Member]
Concentration of Risk (Details) [Line Items]
Concentration risk, Percentage				10.00%